Discontinued Operations - Schedule of Company’s Discontinued Operations (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 5,075
Accounts receivable		1,623,936	$ 7,894,862
Current assets of discontinued operations		1,629,011
Current liabilities:
Accounts payable and accrued liabilities	505,782	1,227,529
Contract liabilities		301,757
Current liabilities of discontinued operations	$ 505,782	$ 1,529,286